LONGTERM INVESTMENTS	3 Months Ended
Mar. 31, 2024
LONG-TERM INVESTMENTS

6. LONG-TERM INVESTMENTS

The Company classifies its long-term investments as designated at fair value through profit and loss under IFRS 9. Long-term investments are summarized as follows:

For the three months ended March 31, 2024:

	Fair Value December 31,	Net	Movements in foreign	Fair value adjustments	Fair Value March 31,
	2023	Additions	exchange	for the period	2024
Talisker Resources Common Shares	$782	$-	$(20)	$141	$903
Silver Wolf Exploration Ltd. Common Shares	71	-	(2)	9	78
Endurance Gold Corp. Common Shares	81	-	(1)	(18)	62
	$934	$-	$(23)	$132	$1,043